Loss Per Share (Details 1) - shares	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Earnings Per Share [Line Items]
Total share options and warrants	100,421,998	63,584,573
Share options [Member]
Earnings Per Share [Line Items]
Total share options and warrants	100,421,998	63,561,998
Warrants Equity Classified [Member]
Earnings Per Share [Line Items]
Total share options and warrants	0	22,575